Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income tax
Summary of deferred tax asset and liability

						Unutilized
	Property,					capital
	plant and	Intangible		Lease	Right-of-use	allowances	Finance costs
	equipment	assets	Provisions	liability	assets	and tax losses	and other	Total
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Net deferred income tax
At January 1, 2024(a)	(102.9)	(144.7)	50.2	134.6	(115.7)	82.4	34.7	(61.4)
Tax income/(charge)	(9.3)	8.5	(1.5)	2.7	(1.8)	41.9	1.0	41.5
Exchange differences and other movements	42.7	12.7	(9.9)	32.2	(33.5)	(23.6)	(16.0)	4.6
At December 31, 2024 (a)	(69.5)	(123.5)	38.8	169.5	(151.0)	100.7	19.7	(15.3)

At January 1, 2025(a)	(69.5)	(123.5)	38.8	169.5	(151.0)	100.7	19.7	(15.3)
Tax income/(charge)	40.0	10.7	22.3	(14.9)	38.2	14.7	59.2	170.2
Reclassified as held for sale	(10.4)	40.2	(19.8)	(71.7)	42.1	(108.3)	(2.6)	(130.5)
Exchange differences and other movements	(14.9)	(6.7)	6.3	13.4	(11.4)	11.8	1.8	0.3
At December 31, 2025	(54.8)	(79.3)	47.6	96.3	(82.1)	18.9	78.1	24.7

Classified as:
At December 31, 2024
Deferred income tax assets	(57.2)	0.3	21.1	99.0	(87.8)	74.3	23.6	73.3
Deferred income tax liabilities	(12.3)	(123.8)	17.7	70.5	(63.2)	26.4	(3.9)	(88.6)
	(69.5)	(123.5)	38.8	169.5	(151.0)	100.7	19.7	(15.3)
At December 31, 2025
Deferred income tax assets	(41.2)	(21.9)	28.2	15.2	(9.9)	17.6	77.1	65.1
Deferred income tax liabilities	(13.6)	(57.4)	19.4	81.1	(72.2)	1.3	1.0	(40.4)
	(54.8)	(79.3)	47.6	96.3	(82.1)	18.9	78.1	24.7
(a)	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34).